FINE ART	9 Months Ended
Sep. 30, 2021
Fine Art
FINE ART

NOTE 6 – FINE ART

On April 7, 2021, the Company executed a Contractor Agreement with Ronald Cavalier, an artist with galleries in Greenwich, CT, New York City, Nantucket Island and Palm Beach, FL. Pursuant to this agreement, Mr. Cavalier has assisted the Company in acquiring 2 pieces of art for eventual digitization as a Non Fungible Token (NFT). On April 23, 2021, the Company purchased an original Picasso: “Quatre Femmes Nues Et Tete Sculptee”, which was executed in 1934 on Montval laid paper and published by A. Vollard, Paris in 1939. The Company paid $35,940 for this piece of fine art.

On June 4, 2021, the Company purchased another piece of fine art, an Andy Warhol gelatin silver print of Bianca Jagger on a white horse taken by Warhol at the famed Studio 54 (the “Warhol Print”) for $31,905. The Company intends to digitalize both pieces of fine art and issue an NFT to shareholders as a dividend, therefore, the fine art has been characterized as an other asset-not purchased for re-sale, but rather to be held for the long term.